3. Loans, Allowance for Loan Losses and Credit Quality (Details 3) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses, Beginning balance				$ 5,438,099				$ 5,278,445	$ 5,438,099	$ 5,278,445
Charge-offs									(742,020)	(582,141)
Recoveries									126,462	91,795
Provision (credit)	$ 210,000	$ 210,000	$ 180,000	180,000	$ 200,000	$ 150,000	$ 150,000	150,000	780,000	650,000
Allowance for loan losses, Ending balance	5,602,541				5,438,099				5,602,541	5,438,099
Allowance for loan losses evaluated for impairment, Individually											$ 114,726	$ 220,673
Allowance for loan losses evaluated for impairment, Collectively											5,487,815	5,217,426
Allowance for loan losses	5,602,541			5,438,099	5,438,099			5,278,445	5,602,541	5,438,099	5,602,541	5,438,099
Loans evaluated for impairment, Individually											6,519,121	5,781,288
Loans evaluated for impairment, Collectively											524,864,373	497,083,363
Total Loans											531,383,494	502,864,651
Commercial and industrial
Allowance for loan losses, Beginning balance				675,687				726,848	675,687	726,848
Charge-offs									(152,860)	(20,000)
Recoveries									60,192	27,051
Provision (credit)									114,450	(58,212)
Allowance for loan losses, Ending balance	697,469				675,687				697,469	675,687
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											697,469	675,687
Allowance for loan losses	697,469			675,687	675,687			726,848	697,469	726,848	697,469	675,687
Loans evaluated for impairment, Individually											60,846	98,806
Loans evaluated for impairment, Collectively											80,705,847	77,011,941
Total Loans											80,766,693	77,110,747
Commercial Real Estate
Allowance for loan losses, Beginning balance				2,674,029				2,496,085	2,674,029	2,496,085
Charge-offs									(124,645)	(160,207)
Recoveries									0	230
Provision (credit)									470,484	337,921
Allowance for loan losses, Ending balance	3,019,868				2,674,029				3,019,868	2,674,029
Allowance for loan losses evaluated for impairment, Individually											0	69,015
Allowance for loan losses evaluated for impairment, Collectively											3,019,868	2,605,014
Allowance for loan losses	3,019,868			2,674,029	2,674,029			2,496,085	3,019,868	2,496,085	3,019,868	2,674,029
Loans evaluated for impairment, Individually											1,746,894	1,306,057
Loans evaluated for impairment, Collectively											233,571,254	205,738,170
Total Loans											235,318,148	207,044,227
Residential Real Estate 1st Lien
Allowance for loan losses, Beginning balance				1,460,547				1,369,757	1,460,547	1,369,757
Charge-offs									(251,654)	(159,533)
Recoveries									26,832	26,826
Provision (credit)									185,769	223,497
Allowance for loan losses, Ending balance	1,421,494				1,460,547				1,421,494	1,460,547
Allowance for loan losses evaluated for impairment, Individually											112,969	125,305
Allowance for loan losses evaluated for impairment, Collectively											1,308,525	1,335,242
Allowance for loan losses	1,421,494			1,460,547	1,460,547			1,369,757	1,421,494	1,369,757	1,421,494	1,460,547
Loans evaluated for impairment, Individually											4,392,060	4,075,666
Loans evaluated for impairment, Collectively											161,273,115	164,108,469
Total Loans											165,665,175	168,184,135
Residential Real Estate Jr Lien
Allowance for loan losses, Beginning balance				316,982				371,176	316,982	371,176
Charge-offs									(69,173)	(118,359)
Recoveries									1,420	465
Provision (credit)									24,216	63,700
Allowance for loan losses, Ending balance	273,445				316,982				273,445	316,982
Allowance for loan losses evaluated for impairment, Individually											1,757	26,353
Allowance for loan losses evaluated for impairment, Collectively											271,688	290,629
Allowance for loan losses	273,445			316,982	316,982			371,176	273,445	371,176	273,445	316,982
Loans evaluated for impairment, Individually											319,321	300,759
Loans evaluated for impairment, Collectively											44,225,666	44,956,103
Total Loans											44,544,987	45,256,862
Consumer
Allowance for loan losses, Beginning balance				43,303				83,973	43,303	83,973
Charge-offs									(143,688)	(124,042)
Recoveries									38,018	37,223
Provision (credit)									119,154	46,149
Allowance for loan losses, Ending balance	56,787				43,303				56,787	43,303
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											56,787	43,303
Allowance for loan losses	56,787			43,303	43,303			83,973	56,787	83,973	56,787	43,303
Loans evaluated for impairment, Individually											0	0
Loans evaluated for impairment, Collectively											5,088,491	5,268,680
Total Loans											5,088,491	5,268,680
Unallocated
Allowance for loan losses, Beginning balance				267,551				230,606	267,551	230,606
Charge-offs									0	0
Recoveries									0	0
Provision (credit)									(134,073)	36,945
Allowance for loan losses, Ending balance	133,478				267,551				133,478	267,551
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											133,478	267,551
Allowance for loan losses	$ 133,478			$ 267,551	$ 267,551			$ 230,606	$ 133,478	$ 230,606	$ 133,478	$ 267,551